Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	$ 1,528
Liabilities for government grants	412
Total	1,940
First year [Member]
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	382
Liabilities for government grants	265
Total	647
Second year [Member]
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	382
Liabilities for government grants	30
Total	412
Third year [Member]
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	382
Liabilities for government grants	21
Total	403
Fourth year [Member]
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	382
Liabilities for government grants	19
Total	401
Fifth year [Member]
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities
Liabilities for government grants	18
Total	18
Sixth year and onwards [Member]
Long-Term Liabilities (Details) - Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities
Liabilities for government grants	59
Total	$ 59